SIGNIFICANT ACCOUNTING POLICIES - Impairment of Fixed Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Return of radioelectric spectrum		$ (8,330)
Brands Cablevision and Fibertel			$ (2,719)
Assets classified as held for sale	$ (138)	(5,527)
Telecom Goodwill		(759,523)
Goodwill allocated to subsidiaries		(199)	(4,045)
Others	(176)	7,096	(1,024)
Total	$ (314)	(766,483)	$ (7,788)
Recoveries of provision of works in progress that were completed		$ 6,773